Note 15 - Mining Interests - Disclosure of Detailed Information About Mining Interests (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Mining interests	$ 463,391	$ 435,613
Producing properties [member]
Statement Line Items [Line Items]
Mining interests	367,348	353,651
Exploration properties [member]
Statement Line Items [Line Items]
Mining interests	$ 96,043	$ 81,962	$ 86,928